Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments And Contingencies Disclosure [Abstract]
Schedule of Capital Expenditures Contracted
Capital expenditures contracted for are analyzed as follows:

	As of December 31,
	2019	2020
Contracted but not provided for
Leasehold improvement	-	151